Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share
Schedule of net loss per share

	Six Months End June 30,
	2022	2023	2023
	RMB	RMB	US$
Basic Loss Per Share
Numerator:
Net loss attributable to ordinary shareholders	(24,953)	(9,648)	(1,331)
Denominator:
Weighted average number of shares outstanding	46,841,258	56,441,811	56,441,811
Loss per share - basic	(0.53)	(0.17)	(0.02)